Other financial assets - Additional Information (Detail) - EUR (€) € in Thousands				1 Months Ended	12 Months Ended
	Sep. 28, 2021	Jul. 28, 2021	Mar. 26, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 13, 2019
Schedule Of Assets Pledged As Security [Line Items]
Non current payables of interest and commitment fee					€ 17,257	€ 14,694
Non-current trade payables					430	430
Pledged Bank balance for security					€ 1,200	1,200
Percentage of voting equity interests acquired					100.00%
Share premium contribution					€ 61,888	36,947		€ 6,089
Interest expense					386
Gains on change in fair value of derivatives					593
Losses on change in fair value of derivatives						208	€ 75
Credit derivative, fair value					695	102
Payment for purchase of share capital			€ 60,000
The Target Company [Member]
Schedule Of Assets Pledged As Security [Line Items]
Consideration paid (received)			1,500
Consideration transferred			30,300		3,200	0
Option Agreement ,Maturity Date	Feb. 28, 2022
Gain loss on fair value of options					1,700
Third Party Company [Member]
Schedule Of Assets Pledged As Security [Line Items]
Consideration transferred			€ 100
Mega E [Member]
Schedule Of Assets Pledged As Security [Line Items]
Percentage of voting equity interests acquired		100.00%
Consideration paid (received)		€ 0		€ 0
Consideration transferred					27,200	0
Gain loss on fair value of options		26,000			1,200
Share premium contribution		0			0
Payment for purchase of call options		€ 9,456
Two Option Agreement [Member] | The Target Company [Member]
Schedule Of Assets Pledged As Security [Line Items]
Percentage of voting equity interests acquired			8.50%
Percentage of remaining share capital acquired upon exercising its option rights			49.50%
Two Option Agreement [Member] | Third Party Company [Member]
Schedule Of Assets Pledged As Security [Line Items]
Percentage of voting equity interests acquired			100.00%
Two Option Agreement [Member] | Top of range [member] | The Target Company [Member]
Schedule Of Assets Pledged As Security [Line Items]
Percentage of voting equity interests acquired			42.00%
Later than three months [member]
Schedule Of Assets Pledged As Security [Line Items]
Payment of interest and commitment fees					2,563
Later than one year [member]
Schedule Of Assets Pledged As Security [Line Items]
Non current pledged bank balance					18,887	€ 16,324
Later than three months and not later than one year [member]
Schedule Of Assets Pledged As Security [Line Items]
Non current pledged bank balance					€ 0